Leniency agreement with authorities (Tables)	9 Months Ended
Sep. 30, 2021
Leniency Agreement With Authorities
The Company has paid approximately R$2,752,711, distributed as shown below:

The Company has paid approximately R$2,752,711, distributed as shown below:

		AGU
Agreements signed with:	.	CGU e MPF	DoJ	OAG	MPF	SEC	Total

Amounts expressed in Reais		559,896	296,591	407,300	1,282,464	206,460	2,752,711

Amounts expressed in payment currency
CFH				94,500			94,500
R$		559,896			1,282,464		1,842,360
USD			94,894			65,000	159,894

* Swiss Office of the Attorney General (“OAG”).